Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2023
Capital and Reserves [Abstract]
Schedule of Share Capital	Share capital
	2023			2022			2021
	Number of Class A shares	Number of Class B shares	USD	Number of Class A shares	Number of Class B shares	USD	Number of Class A shares	Number of Class B shares	USD
Issued and fully paid:
Shares
As at the beginning of year	30,588,830	5,000,000	1,228,037	23,792,943	5,000,000	1,015,587	23,792,943	5,000,000	1,015,587
Issuance of shares	800,000	-	1,600,000	6,795,887	-	212,450	-	-	-
Conversion of a convertible loan	1,911,170	-	736,113
As at end of year	33,300,000	5,000,000	3,564,150	30,588,830	5,000,000	1,228,037	23,792,943	5,000,000	1,015,587